SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  QUARTER 1 2002
                                                --------------

Check here if Amendment [  ];              Amendment Number: ___
     This Amendment (Check only one.):          [   ] is a restatement.
                                                [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SHAPIRO CAPITAL MANAGEMENT COMPANY INC.
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Address:   3060 PEACHTREE ROAD, NW SUITE 1555
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           ATLANTA GA  30066
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Form 13F File Number: 28-04097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    ANGELA KLEIN
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Title:   OPERATIONS MANAGER
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Phone:   404-842-9600
         -----------------------

Signature, Place, and Date of Signing:


------------------               ---------------             ----------------
    [Signature]                   [City, State]                   [Date]

Report Type       (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number             Name

         28- _________________              ___________________________________-
         [Repeat as necessary.]


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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 0
                                              ----------

Form 13F Information Table Entry Total:           37
                                              ----------

Form 13F Information Table Value Total:         $1,037
                                              ----------
                                              (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


         No.      Form 13F File Number                        Name

         ____     28-_____________________           __________________________

         [Repeat as necessary.]







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                                                                        FORM 13F
                                                                                                      -----------------------------
                                                                                                                      (SEC USE ONLY)
Page 1 of 2                                   Name of Reporting Manager : Shapiro Capital Management Company, Inc
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                                                                                           Item 6                         Item 8
                                                                                          Investment         Item 7       Voting
                                               Item 3:        Item 4:        Item 5:      Discretion        Manager's   Authority
       Item 1:                     Item 2:      CUSIP          Fair         Shares of          (b)    (c)     See      (shares)
   Name of Issuer                 Title of      Number        Market       Principal  (a)   Shared  Shared  Instr  (a)   (b)   (c)
                                    Class                      Value         Amount   Sole    As    Other     V   Sole  Shared None
                                                                                            defined
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
Walter Industries, Inc.            common     93317Q105      $77,641,193    5,895,307    a                         a
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Playtex Products, Inc.             common     72813P100      $65,115,279    5,995,882    a                         a
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Post Properties, Inc.              common     737464107      $57,315,653    1,705,823    a                         a
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Gartner, Inc. CL B                 common     366651206      $55,281,590    4,252,430    a                         a
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Wabtec Corporation                 common     929740108      $52,960,524    3,533,057    a                         a
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Tom Brown Inc.                     common     115660201      $50,811,825    1,861,239    a                         a
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Earthlink Inc.                     common     270321102      $47,018,353    4,632,350    a                         a
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CNA Surety Corporation             common     12612L108      $46,473,813    3,087,961    a                         a
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Sensient Technologies, Corp.       common     81725T100      $43,321,338    1,881,900    a                         a
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Instinet Group Incorporated        common     457750107      $42,462,777    6,522,700    a                         a
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Tredegar Corporation               common     894650100      $40,334,236    2,156,911    a                         a
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Broadwing Inc.                     common     111620100      $38,690,699    5,535,150    a                         a
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Sybron Dental Specialities         common     871142105      $36,941,790    1,837,900    a                         a
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AGL Resources                      common     001204106      $34,257,125    1,457,750    a                         a
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Primedia, Inc.                     common     74157K101      $33,952,399    0,710,536    a                         a
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                                  Class B
Adolph Coors Class B               Common     217016104      $32,893,312      487,525    a                         a
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Ralcorp Holdings                   common     751028101      $30,577,941    1,124,189    a                         a
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Journal Register Company           common     481138105      $30,480,830    1,437,775    a                         a
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Rayovac Corporation                common     755081106      $29,569,369    1,913,875    a                         a
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Papa John's International, Inc.    common     698813102      $27,415,770      983,349    a                         a
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Hanover Compressor Co.             common     410768105      $26,648,587    1,481,300    a                         a
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R.H. Donnelley Corp                common     74955w307      $25,030,197      822,550    a                         a
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Pennzoil-Quaker State Company      common     709323109      $23,379,606    1,088,943    a
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                                                            $948,574,204
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



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Gray Communications Systems,      Class B
  Inc. CL B                        Common     389190208      $22,099,003    1,525,121    a                         a
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Varian Inc.                        common     922206107      $19,161,597      505,050    a                         a
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Encore Acquisition Company         common     29255w100      $18,077,600    1,225,600    a                         a
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OGE Energy Corp.                   common     670837103      $17,029,534      710,452
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                                  Class B
Bull Run Corporation               Common     120182100       $4,077,744    4,037,370    a                         a
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Radiant Systems                    common     75025n102       $3,592,850      397,000    a                         a
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Layne Christensen Company          common     521050104       $1,086,640      115,600    a                         a
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Encana Corp                        common     292505104         $936,810       31,500    a                         a
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Bard (C.R.) Inc.                   common     067383109         $460,590        7,800    a                         a
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IMS Health Inc.                    common     449934108         $449,000       20,000    a                         a
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HALLIBURTON COMPANY                common     406216101         $426,750       25,000    a
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Telephone and Data Systems         common     879433100         $397,125        4,500    a                         a
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American Annuity                  Preferred   023833205         $396,738       15,800    a                         a
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Bristol-Myers Squibb Co            common     110122108         $323,920        8,000    a
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                 Total                                    $1,037,090,105    8,628,793
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                   37                                     $1,037,090,105

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